Premises and Equipment - Year-End Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 56,686	$ 54,397
Accumulated depreciation	(33,815)	(32,376)
Premises and equipment, net	22,871	22,021
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,651	6,553
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	28,047	27,013
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 21,988	$ 20,831